USAA Science & Technology Fund
FUND SUMMARY: USAA SCIENCE & TECHNOLOGY FUND
INVESTMENT OBJECTIVE
The USAA Science & Technology Fund (the Fund) has an investment objective of long-term capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Science & Technology Fund) USAA Science & Technology Fund	USAA Science & Technology Fund Shares	USAA Science & Technology Fund Adviser Shares
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Science & Technology Fund) USAA Science & Technology Fund		USAA Science & Technology Fund Shares	USAA Science & Technology Fund Adviser Shares
Management Fees	[1]	0.72%	0.74%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.64%	1.03%
Total Annual Operating Expenses		1.36%	2.02%
Reimbursement from Adviser			(0.37%)
Total Annual Operating Expenses After Reimbursement		1.36%	1.65%	[2]
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the management fee of 0.50% by 0.03% for Fund Shares and 0.01% for Adviser Shares for the most recent fiscal year ended July 31, 2011.
[2]	(b) The Adviser has agreed, through December 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.65% of the Adviser Shares’ average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after December 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Adviser Shares is not continued.

Expense Example (Science & Technology Fund) USAA Science & Technology Fund (USD $)	1 Year	3 Years	5 Years	10 Years
USAA Science & Technology Fund Shares	138	431	745	1,635
USAA Science & Technology Fund Adviser Shares	205	634	1,088	2,348

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal strategy is to normally invest at least 80% of its assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements. This 80% policy may be changed upon at least 60 days' notice to shareholders. The Fund may invest up to 50% of its assets in foreign securities purchased in either foreign or U.S. markets.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. There is a possibility that the Fund's investments in companies whose value is highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund's portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Fund Shares and Adviser Shares. The bar chart illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
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NINE-MONTH YTD TOTAL RETURN
-6.53% (9/30/11)

BEST QUARTER*	WORST QUARTER*
34.75% 4th Qtr. 2001	-37.99% 3rd Qtr. 2001
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period. Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns (Science & Technology Fund) USAA Science & Technology Fund	Since Inception	Inception Date
USAA Science & Technology Fund Adviser Shares	15.68%	Aug. 01, 2008
USAA Science & Technology Fund Adviser Shares S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.02%	Aug. 01, 2008
USAA Science & Technology Fund Adviser Shares Lipper Science & Technology Funds Index (reflects no deduction for taxes)	8.36%	Aug. 01, 2008